Variable Interest Entities (Narrative) (Details)	Dec. 31, 2013 number
Variable Interest Entity [Line Items]
Number of consolidated securitization trusts with agreements to sell servicing	1
Home Equity [Member]
Variable Interest Entity [Line Items]
Number Of Securitization Trusts That Have Entered Rapid Amortization Period	2